Share capital and reserves (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Weighted average remaining contractual life of outstanding warrants (Year)	2 months 19 days	9 months 18 days	1 year 6 months 3 days	2 years 29 days
Stock options issuance limitations, maximum percentage of allowed issuable options		10.00%
Stock options issuance limitations, maximum percentage of allowed issuable options for services rendered		2.00%
Number of shares authorised (in shares)		1,217,141
Stock option limitations, maximum amount of stock options exercisable during a 3 month period		25.00%
Weighted average remaining contractual life of outstanding share options (Year)	3 years 11 months 15 days	2 years 6 months 10 days	11 months 23 days	1 year 29 days
Expense from share-based payment transactions with employees	$ 810,150	$ 1,478,100	$ 1,870,800